INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - CAD ($) $ in Thousands	Share Capital and premium [Member]	Reserve from share-based payment transactions [Member]	Conversion option for convertible debt [Member]	Translation reserve [Member]	Accumulated deficit [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2022	$ 245,776	$ 15,167		$ 1,283	$ (239,574)	$ 22,652	$ 1,145	$ 23,797
Net Loss	0	0		0	(4,059)	(4,059)	(513)	(4,572)
Total other comprehensive loss	0	0		(186)	36	(150)	(9)	(159)
Total comprehensive loss	0	0		(186)	(4,023)	(4,209)	(522)	(4,731)
Issuance of common shares	2,351	0		0	0	2,351	0	2,351
Share-based compensation	0	121		0	0	121	0	121
Forfeited Options	671	(671)		0	0	0	0	0
Balance at Jun. 30, 2023	248,798	14,617		1,097	(243,597)	20,915	623	21,538
Balance at Dec. 31, 2023	253,882	9,637	$ 0	95	(249,145)	14,469	769	13,700
Net Loss	0	0	0	0	(8,652)	(8,652)	(824)	(9,476)
Total other comprehensive loss	0	0	0	1,484	67	1,551	7	1,558
Total comprehensive loss	0	0	0	1,484	(8,585)	(7,101)	(817)	(7,918)
Net proceeds of convertible debt allocated to conversion option	0	0	327	0	0	327	0	327
Other comprehensive income Classification	0	0	0	0	(748)	(748)	0	(748)
Share-based compensation	0	120	0	0	0	120	0	120
Forfeited Options	84	(84)	0	0	0	0	0	0
Balance at Jun. 30, 2024	$ 253,966	$ 9,673	$ 327	$ 1,579	$ (258,478)	$ 7,067	$ (1,586)	$ 5,481